Segment Information - Summary of Operating Revenues and Non Current Assets by Geographical Regions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [Line Items]
Operating revenues	₩ 25,205,659	₩ 24,440,647	₩ 24,899,189
Non-current assets	20,881,181	18,953,009
Domestic [member]
Disclosure of geographical areas [Line Items]
Operating revenues	25,114,719	24,368,729	24,832,068
Non-current assets	20,627,543	18,934,766
Overseas [member]
Disclosure of geographical areas [Line Items]
Operating revenues	90,940	71,918	₩ 67,121
Non-current assets	₩ 253,638	₩ 18,243